Deposits - Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Banking and Thrift [Abstract]
Demand deposits	$ 254,157	$ 239,559
Savings accounts	136,645	136,549
Negotiable order of withdrawal accounts	503,435	495,930
Money market demand accounts	727,654	648,606
Certificates of deposit $250,000 or greater	134,506	67,614
Other certificates of deposit	402,690	370,608
Individual retirement accounts $250,000 or greater	8,525	6,954
Other individual retirement accounts	68,043	71,925
Deposits	$ 2,235,655	$ 2,037,745